Shareholders’ equity (Details Narrative) - USD ($)												1 Months Ended					6 Months Ended		12 Months Ended
	May 07, 2024	Apr. 16, 2024	Mar. 31, 2024	Mar. 15, 2024	Jan. 17, 2024	Jan. 16, 2024	Jun. 08, 2023	May 22, 2023	May 16, 2023	May 15, 2023	Nov. 17, 2022	May 31, 2024	Apr. 30, 2024	Aug. 31, 2023	Jul. 31, 2023	May 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2024	May 15, 2024	May 06, 2024	Apr. 18, 2024	Mar. 14, 2024	Jan. 31, 2024	Aug. 03, 2021
Ordinary shares, shares authorized																	Unlimited		Unlimited
Ordinary shares, no par value																	$ 0
Ordinary shares voting rights																	Holders of the Company’s ordinary shares are entitled to one vote for each ordinary share
Consideration shares							1,600,000
Sale price of the ordinary shares																	$ 16.50
Conversion amount																	$ 1,500,000	$ 989,100
Loss on debt settlement																	448,000	645,612
Ordinary shares issued for debt settlement, value																	$ 1,713,587	2,963,218
Interests rates																				0.00%
Value of shares issued in settlement																		2,368,000
Warrant to purchase ordinary share, price per share																	$ 11.50
Warrants redemption price																	$ 0.01
Earnout shares											4,000,000
Revenue																	$ 1,908,048	1,803,010
Net income																	(16,827,829)	(8,514,303)
Triggering Event 1 [Member]
Number of additional shares issued											$ 15.00
Earnout Shares to be issued											1,000,000
Fair value of earnout shares																	1,926,610
Triggering Event 2 [Member]
Number of additional shares issued											$ 20.00
Earnout Shares to be issued											1,000,000
Fair value of earnout shares																	$ 3,273,019
Triggering Event 3 [Member]
Earnout Shares to be issued											1,000,000
Triggering Event 4 [Member]
Earnout Shares to be issued											1,000,000
Warrant [Member]
Warrants outstanding																										8,917,250
Warrants term																	5 years
Public Warrant [Member]
Warrants outstanding																	8,625,000									8,625,000
Private Warrant [Member]
Warrants outstanding																	292,250									292,250
Fortress Cove Limited [Member]
Ownership percentage																	100.00%
Tan 2023 Note [Member]
Consideration shares									700,000
Resale of ordinary shares									700,000
Convertible loan conversion price									$ 1.00	$ 1.00
Note modification amount in conversion									$ 308,000
Increase in additional paid-in capital									1,008,000
Loss on debt settlement									$ 308,000
Debt amount converted										$ 700,000
Principal amount										700,000
Converted shares									700,000
Ordinary shares issued for debt settlement, value									$ 700,000
Settlement Agreement [Member]
Shares issued upon debt conversion									478,200
Conversion amount									$ 210,408
Convertible loan conversion price									$ 1.00
Note modification amount in conversion									$ 478,200
Increase in additional paid-in capital									688,608
Loss on debt settlement									$ 210,408									210,408
Ordinary shares issued for debt settlement, value																		688,608
Settlement Agreement [Member] | 8i Enterprises Pte Ltd [Member]
Principal amount										712,254
Professional Fees				$ 180,000						180,000
Long-Term Debt, Gross										$ 731,373
Interests rates										8.00%
Convertible loan				$ 911,373						$ 911,373			$ 889,000
Conversion of Stock, Shares Converted												700,000
Settlement Agreement 2 [Member]
Convertible loan conversion price									$ 1.00
Note modification amount in conversion									$ 127,204
Increase in additional paid-in capital									416,304
Loss on debt settlement									127,204									127,204
Debt amount converted									$ 289,100
Ordinary shares issued for debt settlement, value																		416,304
Settlement Agreement 2 [Member] | Shine Link Limited [Member]
Shares issued upon debt conversion									87,500
Settlement Agreement 2 [Member] | Menora Capital Pte Ltd [Member]
Shares issued upon debt conversion									119,000
Settlement Agreement 2 [Member] | 8i Holdings 2 Ptd Ltd [Member]
Shares issued upon debt conversion									82,600
Chen Settlement Agreement [Member]
Shares issued upon debt conversion									850,306
Loss on debt settlement
Ordinary shares issued for debt settlement, value									$ 850,306									$ 850,306
Number of additional shares issued										$ 1.47
Chen Settlement Agreement [Member] | Dr. Kelvin Chen [Member]
Shares issued upon debt conversion										578,439
Ordinary shares forfeited									271,867
Executive Settlement Agreement [Member]
Loss on debt settlement
Ordinary shares issued for debt settlement, value																	376,587
Share issued price per share																								$ 1.275
Executive Settlement Agreement [Member] | Mr Chen [Member]
Restricted ordinary shares				166,653
Restricted ordinary shares, value				$ 212,484
Executive Settlement Agreement [Member] | Mr Sobak [Member]
Restricted ordinary shares				75,059
Restricted ordinary shares, value				$ 95,700
Executive Settlement Agreement [Member] | Mr Lim [Member]
Restricted ordinary shares				53,649
Restricted ordinary shares, value				$ 68,403
Convertible Loan Agreement [Member] | Gilandi Limited [Member]
Shares issued upon debt conversion			500,000
Convertible loan conversion price						$ 1.00
Debt amount converted			$ 500,000
Principal amount						$ 500,000
Interests rates						8.00%
Maturity date						March 31, 2024
Convertible Loan Agreement [Member] | Gilandi Limited [Member] | Tranche One [Member]
Convertible loan																									$ 250,000
Convertible Loan Agreement [Member] | Gilandi Limited [Member] | Tranche Two [Member]
Convertible loan			$ 250,000
Convertible Loan Agreement [Member] | Gilandi Limited [Member] | Two Tranche [Member]
Debt Instrument, Issued, Principal					$ 250,000
Convertible Loan Agreement [Member] | Affluence Resource Pte. Ltd. [Member]
Principal amount		$ 1,000,000
Interests rates		12.00%
Convertible loan																	$ 1,000,000
Maturity date		Apr. 30, 2025
Debt instrument convertible conversion price description		Anytime on or before May 31, 2024, Affluence may send the Company a Conversion Notice to convert the then Outstanding Sum into ordinary shares of the Company at $1.00 per share. Anytime after May 31, 2024, Affluence may send the Company a Conversion Notice to convert the then Outstanding Sum into ordinary shares of the Company at $1.42 per share. The Company has no right of early repayment of any part of the Affluence Convertible Loan without Affluence’s written consent. Any Outstanding Sum on the Maturity Date will be automatically converted into ordinary shares of the Company at $1.42 per share.
Ordinary shares issued																	1,000,000
Convertible Loan Agreement [Member] | Affluence Resource Pte. Ltd. [Member] | Two Tranche [Member]
Convertible loan																					$ 500,000
Convertible Loan Agreement [Member] | Affluence Resource Pte. Ltd. [Member] | One Tranche [Member]
Convertible loan																							$ 500,000
Prepaid Forward Contracts [Member]
Number of additional shares issued							$ 1.48
Ordinary shares issued in settlement							1,600,000
Value of shares issued in settlement							$ 2,368,000
Share Purchase Agreement [Member]
Consideration shares	8,571,429
Share issued price per share	$ 1.75
Consideration shares, value	$ 15,000,000.0
Share Purchase Agreement [Member] | Fortress Cove Limited [Member]
Ownership percentage																						100.00%
Maximum [Member]
Resale of ordinary shares							1,600,000
Number of additional shares issued							$ 3.00
Minimum [Member]
Resale of ordinary shares							800,000
Minimum [Member] | Triggering Event 3 [Member]
Revenue											$ 20,100,000
Net income											3,600,000
Minimum [Member] | Triggering Event 4 [Member]
Revenue											40,100,000
Net income											$ 10,100,000
Private Placement [Member]
Resale of ordinary shares								940,000					50,000	50,000
Sale price of the ordinary shares								$ 1.00					$ 1.00	$ 1.00
Ordinary shares sold, value								$ 940,000					$ 50,000	$ 50,000
Number of shares cancelled															200,000
Private Placement [Member] | Maximum [Member]
Consideration shares																4,000,000